Expense Example - Schwab International Bond ETF - Schwab International Bond ETF	Mar. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	$ 23